Investment In Affiliates (Tables)	6 Months Ended
Jun. 30, 2019
INVESTMENTS IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet
	Navios Containers
	June 30, 2019 (unaudited)	December 31, 2018 (unaudited)
Balance Sheet
Cash and cash equivalents, including restricted cash	$16,855	$18,892
Current assets	12,140	6,245
Non-current assets	432,752	388,390
Current liabilities	21,716	19,758
Long-term debt including current portion, net	183,004	133,196
Non-current liabilities	74,053	78,100

Financial information of affiliate companies, income statement

	Navios Containers
	Three Month Period Ended June 30, 2019 (unaudited)	Three Month Period Ended June 30, 2018 (unaudited)
Income Statement
Revenue	$33,678	$31,508
Net income	$448	$4,487

	Navios Containers
	Six Month Period Ended June 30, 2019 (unaudited)	Six Month Period Ended June 30, 2018 (unaudited)
Income Statement
Revenue	$65,510	$61,425
Net income	$501	$7,528